Stock-Based Compensation - Additional Information (Detail)							12 Months Ended
	Sep. 17, 2018 shares	Aug. 17, 2018 shares	Sep. 18, 2017 shares	Aug. 21, 2017 shares	Sep. 16, 2015 shares	Sep. 16, 2014 shares	Mar. 31, 2019 USD ($) shares	Mar. 31, 2019 AUD ($) shares	Mar. 31, 2018 USD ($) shares	Mar. 31, 2018 AUD ($) shares	Mar. 31, 2017 USD ($) shares
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Unrecognized compensation cost related to stock-based compensation cost | $							$ 18,300,000
Estimated weighted average amortization, period of recognition							2 years 2 months 24 days	2 years 2 months 24 days
Restricted stock units outstanding (in shares)							4,261,508		4,137,592	4,137,592	3,340,245
Intrinsic value of stock options exercised | $								$ 0		$ 800,000
Excess tax benefits from share-based awards | $							$ 0		$ 0		$ 3,000,000
Restricted stock units granted (in shares)							1,714,094	1,714,094	1,779,904	1,779,904
Restricted stock units vested (in shares)							745,787	745,787	615,334	615,334
Unvested restricted stock units cancelled (in shares)							844,391	844,391	367,223	367,223
Scorecard LTI - cash settled units granted under the terms of LTIP (in shares)		1,073,396		1,545,750
Average closing price period							20 days	20 days
Restricted Stock Units Service Vesting [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Restricted stock units granted (in shares)							617,793	617,793	332,262	332,262
Restricted stock units vested (in shares)							242,964	242,964	237,480	237,480
Restricted Stock Units Performance Vesting [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
LTI units granted (in shares)		357,797		515,249
Restricted stock units vested (in shares)							284,350	284,350
Unvested restricted stock units cancelled (in shares)	199,162
Restricted Stock Units (Market Condition) [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Restricted stock units granted (in shares)		663,738		932,393
Restricted stock units vested (in shares)							218,473	218,473	156,812	156,812
Long Term Incentive Award [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
LTI units granted (in shares)		153,667	197,800		456,995	454,179
2001 Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Issue of shares authorized (in shares)							45,077,100
Percentage of grants exercised after first year (as percent)							25.00%	25.00%
Percentage of grants exercised after second year (as percent)							25.00%	25.00%
Percentage of grants exercised after third year (as percent)							50.00%	50.00%
Restricted stock units outstanding (in shares)							910,386
Long-Term Incentive Plan 2006 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Restricted stock units outstanding (in shares)							4,261,508
LTI units granted (in shares)							13,571,439	13,571,439